Schedule of borrowings (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Broker-Dealer [Abstract]
Short-term borrowings	[1]	$ 7,549,296	$ 7,565,887
Long-term borrowings	[2]	1,150,386	3,684,171
Less: current maturities		(1,150,386)	(3,684,171)
Non-current maturities

[1]	As of December 31, 2025 and 2024, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and Nil% to 24.0% per annum, respectively. As of December 31, 2025 and December 31, 2024, the weighted average interest rate of these borrowings was 18.6% and 13.7% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[2]	As of December 31, 2025, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 15.0% per annum, respectively. As of December 31, 2025, the weighted average interest rate of these borrowings was 12.6% per annum. The borrowings are denominated in HK$ and US$.